Related Party Transaction (Details Narrative) - GP Michigan, LLC [Member] - Tiber Creek Corporation [Member]	12 Months Ended
Dec. 31, 2017 USD ($)
Expenses paid by stockholder contributed as capital	$ 80,000
Prepaid expenses	48,000
Professional fees	$ 32,000